SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
Summary of reportable and other segments and reconciliation to Loss before income tax

	For the year ended December 31, 2021
			Valuation
	Core	Mortgage	and		End-to-End
	Business	Marketplace	Analytics	C2C Rental	Offerings	Total
Revenue, including:	5,641	295	45	3	49	6,033
Listing revenue	3,699	—	—	—	—	3,699
Lead generation revenue	1,329	3	—	—	—	1,332
Display advertising revenue	596	5	—	—	—	601
Other revenue	17	287	45	3	49	401

Adjusted EBITDA	1,139	(482)	(72)	(148)	(224)	213
Reconciliation of Adjusted EBITDA to Loss before income tax
Adjusted EBITDA						213
Depreciation and amortization						(279)
Finance expenses, net						(42)
Foreign currency exchange gain, net						53
IPO-related costs						(304)
Income from the depositary						6
Reclassification of lease related amortization and interest						60
Reclassification of operating expense related to software licenses to amortization						45
Share-based payments						(2,549)
Loss before income tax						(2,797)

	For the year ended December 31, 2020
			Valuation
	Core	Mortgage	and
	Business	Marketplace	Analytics	C2C Rental	Total
Revenue, including:	3,822	110	39	1	3,972
Listing revenue	2,383	—	—	—	2,383
Lead generation revenue	991	3	—	—	994
Display advertising revenue	439	17	—	—	456
Other revenue	9	90	39	1	139
Adjusted EBITDA	532	(254)	(119)	(126)	33
Reconciliation of Adjusted EBITDA to Loss before income tax
Adjusted EBITDA					33
Depreciation and amortization					(200)
Finance expenses, net					(61)
Foreign currency exchange loss, net					(1)
Capitalized development costs					43
Reclassification of lease related amortization and interest					74
Reclassification of operating expense related to software licenses to amortization					31
Share-based payments					(558)
Loss before income tax					(639)

	For the year ended December 31, 2019
			Valuation
	Core	Mortgage	and
	Business	Marketplace	Analytics	C2C Rental	Total
Revenue, including:	3,555	34	18	—	3,607
Listing revenue	2,481	—	—	—	2,481
Lead generation revenue	622	1	—	—	623
Display advertising revenue	440	12	—	—	452
Other revenue	12	21	18	—	51
Adjusted EBITDA	(193)	(153)	(81)	(65)	(492)
Reconciliation of Adjusted EBITDA to Loss before income tax
Adjusted EBITDA					(492)

Depreciation and amortization	(169)
Finance expenses, net	(31)
Foreign currency exchange loss, net	(3)
Capitalized development costs	22
Reclassification of lease related amortization and interest	71
Reclassification of operating expense related to software licenses to amortization	23
Share-based payments	(67)
Goodwill impairment	(256)
Loss before income tax	(902)